Accumulated Other Comprehensive Losses (Details) - Schedule of Accumulated Other Comprehensive Losses - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accumulated Other Comprehensive Losses [Abstract]
Foreign currency translation adjustment, Beginning balance	¥ (10,211,997)	¥ (25,393,515)
Foreign currency translation adjustment, Other comprehensive income (loss), net	867,116	15,181,518
Foreign currency translation adjustment, Ending balance	(9,344,881)	(10,211,997)
Total, Beginning balance	(10,211,997)	(25,393,515)
Total, Other comprehensive income (loss), net	867,116	15,181,518
Total, Ending balance	¥ (9,344,881)	¥ (10,211,997)